WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Developing World Equity Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM International Equity Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM SMID Quality Value Fund (formerly, WCM Focused Small Cap Fund) Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Mid Cap Quality Value Fund (formerly, WCM Focused Mid Cap Fund) Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated June 23, 2023, to the

Prospectus dated April 30, 2023.

Effective immediately, the “Prior Performance for Similar Accounts Managed by the Advisor” section beginning on page 117 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Prior Performance for Similar Accounts Managed by the Advisor

The following tables set forth performance data relating to the historical performance of all private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Funds. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against market indices and does not represent the performance of the Funds. You should not consider this performance data as an indication of future performance of the Funds.

The private accounts that are included in the performance data set forth below are not subject to the same types of expenses to which the Funds are subject, or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Code. Consequently, the performance results for these private accounts could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM FOCUSED GROWTH INTERNATIONAL STRATEGY COMPOSITE

	One Year	Three Years	Five Years	Ten Years
WCM Focused Growth International Strategy Composite
Net Returns, after fees*	(28.78)%	3.54%	6.93%	9.10%
Gross Returns	(28.04)%	4.58%	8.00%	10.19%
MSCI ACWI ex USA Index	(15.57)%	0.53%	1.36%	4.28%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Focused Growth International Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM EMERGING MARKETS STRATEGY COMPOSITE

	One Year	Three Years	Five Years	Ten Years
WCM Emerging Markets Strategy Composite
Net Returns, after fees*	(30.63)%	(1.80)%	2.35%	3.79%
Gross Returns	(29.91)%	(0.81)%	3.38%	4.83%
MSCI Emerging Markets Index	(19.74)%	(2.34)%	(1.03)%	1.81%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Focused Emerging Markets Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM QUALITY GLOBAL GROWTH STRATEGY COMPOSITE

	One Year	Three Years	Five Years	Ten Years
WCM Quality Global Growth Strategy Composite
Net Returns, after fees*	(30.66)%	4.47%	8.35%	11.06%
Gross Returns	(29.94)%	5.52%	9.43%	12.17%
MSCI ACWI Index	(17.96)%	4.49%	5.75%	8.54%
MSCI World Index	(17.73)%	5.45%	6.69%	9.44%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Focused Global Growth Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM INTERNATIONAL SMALL CAP STRATEGY COMPOSITE

	One Year	Three Years	Five Years	Since Inception (12/31/2014)
WCM International Small Cap Strategy Composite
Net Returns, after fees*	(41.73)%	2.07%	6.44%	11.77%
Gross Returns	(41.11)%	3.10%	7.50%	12.89%
MSCI ACWI Ex-US Small Cap Index	(19.56)%	1.50%	1.08%	5.17%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM International Small Cap Growth Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM Small Cap Growth Strategy Composite

	One Year	Three Years	Since Inception (11/30/2018)
WCM Small Cap Growth Strategy Composite
Net Returns, after fees*	(23.30)%	4.56%	6.54%
Gross Returns	(22.51)%	5.61%	7.61%
Russell 2000® Growth Index	(26.36)%	0.64%	3.62%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Small Cap Growth Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM SMID Cap Quality Value Strategy Composite

	One Year	Three Years	Since Inception (3/31/2018)
WCM SMID Cap Quality Value Strategy Composite
Net Returns, after fees*	(18.18)%	3.85%	5.90%
Gross Returns	(17.35)%	4.89%	6.96%
Russell 2500® Value Index	(13.08)%	5.21%	5.59%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM SMID Quality Value Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Total Returns

For the Period Ended December 31, 2022

WCM China Quality Growth Strategy Composite

	One Year	Three Years	Since Inception (10/31/2018)
WCM China Quality Growth Strategy Composite
Net Returns, after fees*	(29.14)%	3.96%	13.05%
Gross Returns	(28.41)%	5.00%	14.18%
MSCI China All Shares Index	(23.47)%	(3.75)%	3.19%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM China Quality Growth Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM DEVELOPING WORLD EQUITY Strategy Composite

	One Year	Three Years	Since Inception (9/30/2018)
WCM Developing World Equity Strategy Composite
Net Returns, after fees*	(12.47)%	2.25%	5.66%
Gross Returns	(11.58)%	3.28%	6.72%
MSCI Emerging Markets Index	(19.74)%	(2.34)%	0.59%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Developing World Equity Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM International EQUITY Strategy Composite

	One Year	Three Years	Since Inception (7/31/2018)
WCM International Equity Strategy Composite
Net Returns, after fees*	(13.04)%	4.69%	7.07%
Gross Returns	(12.16)%	5.74%	8.14%
MSCI ACWI ex USA Index	(15.57)%	0.53%	1.80%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM International Equity Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM Focused International Value Strategy Composite

	One Year	Three Years	Five Years	Ten Years
WCM Focused International Value Strategy Composite
Net Returns, after fees*	(25.34)%	0.72%	3.03%	5.82%
Gross Returns	(24.57)%	1.74%	4.07%	6.88%
MSCI ACWI ex USA Index	(15.57)%	0.53%	1.36%	4.28%
MSCI ACWI ex USA Value Index	(7.95)%	0.69%	0.57%	3.33%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Focused International Value Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM Focused International Opportunities Strategy Composite

	One Year	Three Years	Since Inception 10/31/2018
WCM Focused International Opportunities Strategy Composite
Net Returns, after certain fees*	(35.19)%	5.49%	11.55%
Gross Returns	(34.51)%	6.55%	12.66%
MSCI ACWI ex USA Index	(15.57)%	0.53%	4.40%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Focused International Opportunities Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

Average Annual Total Returns

For the Periods Ended December 31, 2022

WCM Mid Cap Quality Value Strategy Composite

	One Year	Three Years	Five Years	Since Inception 6/30/2016
WCM Mid Cap Quality Value Strategy Composite
Net Returns, after fees*	(19.83)%	3.94%	6.53%	11.40%
Gross Returns	(19.01)%	4.99%	7.60%	12.51%
Russell Midcap® Value Index	(12.03)%	5.82%	5.71%	7.99%

*	Net returns for the composite are calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to determine the account net return. The fees of accounts included in the composite are lower than the anticipated operating expenses of the WCM Mid Cap Quality Value Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

The Advisor claims compliance with the Global Investment Performance Standards (GIPS®) which differs from the SEC method of calculating performance. The GIPS are a set of standardized, industry wide principles that provide investment firms with guidance on how to calculate and report their investment results. The GIPS total return is calculated by using a methodology that incorporates the time-weighted rate of return concept for all assets, which removes the effects of cash flows. The SEC standardized total return is calculated using a standard formula that uses the average annual total return assuming reinvestment of dividends and distributions and deduction of sales loads or charges.

WCM Focused Growth International Strategy Composite contains fully discretionary WCM Focused Growth International equity accounts. For comparison purposes, the composite is measured against the MSCI All-Country World Index ex-United States (ACWI ex US). In presentations shown prior to December 31, 2013, the composite was compared against the MSCI Europe, Australia and Far East (EAFE) index. The benchmark was changed to more appropriately reflect the developed and emerging markets exposure of the composite. As of January 1, 2017, the composite was redefined to only include accounts eligible to invest in issuers' ordinary shares (“ORD-eligible accounts”). Previously, the composite also included accounts that restricted investments to U.S.-denominated securities. The composite was redefined to reflect the larger opportunity set available to ORD-eligible accounts. The minimum account size for this composite is $1 million in equities. Prior to January 1, 2010 the minimum account size was $100,000 in equities.

WCM Emerging Markets Strategy Composite was created on December 31, 2010 and contains fully discretionary Emerging Markets equity accounts. For comparison purposes, the composite is measured against the MSCI Emerging Markets Index. There is no minimum account size for this composite.

WCM Quality Global Growth Strategy Composite was created on March 31, 2008 and contains fully discretionary WCM Quality Global Growth equity accounts. As of January 1, 2017, the composite was redefined to only include ORD-eligible accounts. Previously, the composite also included accounts that restricted investments to U.S.-denominated securities. The composite was redefined to reflect the larger opportunity set available to ORD-eligible accounts. For comparison purposes, the composite is measured against the MSCI ACWI Index. There is no minimum account size for this composite.

WCM International Small Cap Strategy Composite was created on December 31, 2014 and contains fully discretionary International Small Cap Growth equity accounts. There is no minimum account size for this composite.

WCM Small Cap Growth Strategy Composite contains fully discretionary Small Cap Growth equity accounts. WCM uses quantitative metrics and fundamental research to identify companies that have an increasing cash flow return on investment and a growing investment base, with a focus on market capitalizations between $300 million and the largest in the Russell 2000 index. For comparison purposes, the composite is measured against the Russell 2000 Growth Index. There is no minimum account size for this composite.

WCM SMID Cap Quality Value Strategy Composite contains fully discretionary SMID Cap Quality Value equity accounts. WCM uses quantitative metrics and fundamental research to identify companies it believes are trading at discounted valuations, with a focus on market capitalizations between $1.5 billion and $15 billion. For comparison purposes, the composite is measured against the Russell 2500® Value Index.

WCM China Quality Growth Strategy Composite was created on October 31, 2018 and contains fully discretionary China Quality Growth equity accounts. For comparison purposes, the composite is measured against the MSCI China All Shares Index. There is no minimum account size for this composite.

WCM Developing World Equity Strategy Composite was created on September 30, 2018 and contains fully discretionary Sustainable Developing World equity accounts. For comparison purposes, the composite is measured against the MSCI Emerging Markets Index. There is no minimum account size for this composite. Effective June 30, 2022, the name of the composite changed from WCM Sustainable Developing World Strategy Composite to WCM Developing World Equity Strategy Composite.

WCM International Equity Strategy Composite was created on July 31, 2018 and contains fully discretionary Sustainable International equity accounts. For comparison purposes, the composite is measured against the MSCI ACWI ex US Index. There is no minimum account size for this composite. Effective June 30, 2022, the name of the composite changed from WCM Sustainable International Strategy Composite to WCM International Equity Strategy Composite.

WCM Focused International Value Strategy Composite contains fully discretionary Focused International Value equity accounts. WCM uses quantitative metrics and fundamental research to identify companies it believes are trading at discounted valuations. For comparison purposes, the composite is measured against the MSCI ACWI ex USA Index. There is no account minimum for this composite.

WCM Focused International Opportunities Fund was created on October 31, 2018 and contains one non-fee paying fully discretionary account. The underlying strategy for the WCM Focused International Opportunities Strategy strives to generate alpha while mitigating downside capture over full market cycles. In an effort to achieve these goals, the strategy employs a bottom-up fundamental approach which seeks to invest in companies with strengthening competitive advantages (“moats”) and moat-complementary corporate cultures. In addition, WCM seeks businesses which stand to benefit from long-lasting industry trends. For comparison purposes, the composite is measured against the MSCI ACWI ex USA Index. There is no minimum account size for this composite.

WCM Mid Cap Quality Value Strategy Composite contains fully discretionary Mid Cap Quality Value equity accounts. WCM uses quantitative metrics and fundamental research to identify companies it believes are trading at discounted valuations, with a focus on market capitalizations between $5 and $25 billion. For comparison purposes, the composite is measured against the Russell Midcap Value Index.

WCM is an investment advisor registered with the SEC under the Investment Advisers Act of 1940, as amended, and is an independent investment management firm.

Results are based on fully discretionary accounts under management, including those accounts no longer managed by the firm. The WCM Focused Growth International Strategy Composite performance and the WCM Small Cap Growth Strategy Composite performance contain wrap fee accounts, which pay a fee based on a percentage of assets under management. In addition to brokerage commissions, this fee includes investment management, portfolio monitoring, consulting services, and in some cases, custodial services. Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.

The U.S. Dollar is the currency used to express performance. Returns presented are time-weighted and include the reinvestment of all income. Gross of fee returns for non-wrap accounts are presented before custodial fees, foreign withholding taxes on dividends, interest income and management fees, and after all trading expenses. Gross of fee returns for wrap accounts are reduced by the total wrap fee less the management fee. Wrap fee accounts pay a fee based on a percentage of assets under management. In addition to brokerage commissions, this fee includes investment management, portfolio monitoring, consulting services, and in some cases, custodial services. Net of fees performance for all accounts is calculated using the maximum annual management fee of 1%, which is applied by deducting 1/12th of 1% from the monthly account gross return to arrive at the account net return.

For comparison purposes, performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains for the composite and the benchmarks. Past performance is not indicative of future results.

The Advisor’s standard management fee schedule is as follows: 1.00% on all assets. Fees are negotiable.

The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI ACWI Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets.

The MSCI World Index captures large and mid-cap representation across 23 developed markets countries.

The MSCI ACWI EX-US Small Cap Index captures small cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index is unmanaged and represents total returns including reinvestment of dividends.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. It includes those Russell 2500 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years).

The MSCI China All Shares Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips, and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries.

The MSCI ACWI ex USA Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 22 of 23 developed market countries (excluding the United States) and 24 emerging markets countries.

The MSCI ACWI ex USA SMID Cap Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of mid and small cap representation across developed markets, excluding the US.

The Russell Midcap Value Index measures the performance of the midcap value segment of the U.S. equity universe. The Russell Midcap Value Index is unmanaged and represents total returns including reinvestment of dividends.

The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 23 Emerging Markets (EM) countries excluding China.

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Please retain this Supplement with your records.